Fees Summary	Jul. 24, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $10,925,740.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 10,925,740
Final Prospectus	true